Property, Plant and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2015	2014
Cost:
Land	$8,454	$8,821
Buildings	147,242	148,881
Leasehold improvements	2,289	2,114
Machinery and equipment	173,680	165,003
Computer equipment	28,304	28,329
Motor vehicles	235	247
Furniture, fixtures and office equipment	9,006	9,216
Advances for property and equipment	356	1,987

	369,566	364,598

Accumulated depreciation and impairment charges:
Buildings	$55,037	$52,615
Leasehold improvements	1,216	1,250
Machinery and equipment	125,484	124,484
Computer equipment	27,017	27,117
Motor vehicles	185	170
Furniture, fixtures and office equipment	7,582	7,546

	216,521	213,182

Depreciated cost	$153,045	$151,416

b.	Depreciation expenses were $12,480, $12,950, and $14,329 for the year ended March 31, 2015, 2014 and 2013, respectively. For related impairment charges, see Note 2.n.

c.	Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of March 31, 2015 and 2014. There were no additional capitalized interest and other costs as of March 31, 2015 and 2014.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,510 and $4,569 as of March 31, 2015 and 2014, respectively.

e.	As for pledges – see Note 14.